Supplier Accounts Receivable and Other Current Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Supplier Accounts And Other Current Liabilities [Abstract]
Supplier accounts payable and related payables	€ 0
Supplier accounts and related payables term	1 year